ACQUISITIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]	The acquisition date estimated fair value of the consideration transferred totaled $12,645,912, which consisted of the following:

Cash	$3,000,000
Common Stock – 6,889,937 shares	9,645,912
Total purchase price	$12,645,912

Tangible assets acquired	$2,567,223
Liabilities assumed	11,035,724
Net tangible assets	(8,468,501)
Customer relationships	2,700,000
Tradenames	1,800,000
Goodwill	16,614,413
Total purchase price	$12,645,912
The acquisition date estimated fair value of the consideration transferred totaled $14.0 million, which consisted of the following:

Common Stock - 10,000,000 shares	$14,000,000
Total purchase price	$14,000,000

Tangible assets acquired	$2,567,223
Liabilities assumed	11,035,724
Net tangible assets	(8,468,501)
Customer relationships	2,700,000
Trade names	1,800,000
Goodwill	17,968,501
Total purchase price	$14,000,000

Business Acquisition, Pro Forma Information [Table Text Block]	The following table sets forth the unaudited pro forma results of the Company as if the acquisition of FD had taken place on the first day of the March 31, 2014 three months period presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

Three months ended March 31,
2014
Total revenues	$11,679,255
Net (loss) income attributable to Innovative Food Holdings, Inc.	240,650
Basic net (loss) income per common share	$0.017
Diluted net (loss) income per common share	$(0.012)
Weighted average shares - basic	14,428,474
Weighted average shares - diluted	20,453,284
The following tables set forth the unaudited pro forma results of the Company as if the acquisition of FD had taken place on the first day of the periods presented. These combined results are not necessarily indicative of the results that may have been achieved had the companies always been combined.

	Twelve months ended December 31,
	2014	2013
Total revenues	$44,409,414	$48,530,096
Net loss attributable to Innovative Food Holdings, Inc.	(2,649,813)	(2,973,805)
Basic net income (loss) per common share	$(0.125)	$(0.150)
Diluted net income (loss) per common share	$(0.125)	$(0.150)
Weighted average shares - basic	21,117,743	19,809,088
Weighted average shares - diluted	21,117,743	19,809,088